--------------------------------------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3287

                           NEW ALTERNATIVES FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            150 Broadhollow Road, Suite 306, Melville, New York 11747
--------------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

                               David J. Schoenwald
                           New Alternatives Fund, Inc.
                         150 Broadhollow Road, Suite 306
                            Melville, New York 11747
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 631-423-7373

                     Date of fiscal year end: December 31st

             Date of reporting period: July 1, 2004 to June 30, 2005

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NEW ALTERNATIVES FUND, INC.
150 Broadhollow Road Suite 306
Melville, New York 11747
1-800-423-8383 or 631-423-7373

Fund's Investment Company Act file number: 811 - 3278
Fund's name as specified on its charter:   New Alternatives Fund, Inc.
Date of fiscal year end:                   December 31
Date of reporting period:

Name of Security: Linear Technology Corporation

Ticker:    LLTC                            Cusip or Sedol Number: 535678106

Rec. Date: 09/08/04                        Meeting Date:          11/03/04

Agenda Item Description

Proxy Item Proposals:                           Mgt Rec.:  How Voted:
---------------------                           ---------  ----------
1.   Director Nominees Election                 For        For All Nominees
2.   Ratify Ernst & Young LLP as accounting
     firm for year ending July 3, 2005          For        For
3.
4.
5.
Shareholder Proposals:
6.
7.

NEW ALTERNATIVES FUND, INC.
150 Broadhollow Road Suite 306
Melville, New York 11747
1-800-423-8383 or 631-423-7373

Fund's Investment Company Act file number: 811 - 3278
Fund's name as specified on its charter:   New Alternatives Fund, Inc.
Date of fiscal year end:                   December 31
Date of reporting period:

Name of Security: Cree, Inc.

Ticker:    CREE                            Cusip or Sedol Number: 225447101

Rec. Date: 09/07/04                        Meeting Date:          11/04/04

Agenda Item Description

Proxy Item Proposals:                           Mgt Rec.:  How Voted:
---------------------                           ---------  ----------
1.   Director Nominees Election                 For        For All Nominees
2.   Approval of 2004 long-term incentive
     compensation plan                          For        Against
3.   Ratify Ernst & Young LLP as auditors for
     year ending July 3, 2005                   For        For
4.
5.
Shareholder Proposals:
6.
7.

NEW ALTERNATIVES FUND, INC.
150 Broadhollow Road Suite 306
Melville, New York 11747
1-800-423-8383 or 631-423-7373

Fund's Investment Company Act file number: 811 - 3278
Fund's name as specified on its charter:   New Alternatives Fund, Inc.
Date of fiscal year end:                   December 31
Date of reporting period:

Name of Security: Intermagnetics General Corporation

Ticker:    IMGC                            Cusip or Sedol Number: 458771102

Rec. Date: 09/21/04                        Meeting Date:          11/16/04

Agenda Item Description

Proxy Item Proposals:                           Mgt Rec.:  How Voted:
---------------------                           ---------  ----------
1.   Director Nominees Election                 For        Withhold All Nominees
2.   Approve reincorporation of company in
     Delaware including merger with and into
     Delaware subsidy of company                For        Against
3.   Approve amendment to increase common
     stock                                      For        Abstain
4.   Amend company's certificate of
     incorporation and by-laws to provide
     election of directors by a plurality of
     votes cast                                 For        Abstain
5.   Approve amendments to and to restate
     2000 stock option and stock award plan     For        Against
Shareholder Proposals:
6.
7.

NEW ALTERNATIVES FUND, INC.
150 Broadhollow Road Suite 306
Melville, New York 11747
1-800-423-8383 or 631-423-7373

Fund's Investment Company Act file number: 811 - 3278
Fund's name as specified on its charter:   New Alternatives Fund, Inc.
Date of fiscal year end:                   December 31
Date of reporting period:

Name of Security: International Rectifier Corporation

Ticker:    IRF                             Cusip or Sedol Number: 460254105

Rec. Date: 09/22/04                        Meeting Date:          11/22/04

Agenda Item Description

Proxy Item Proposals:                           Mgt Rec.:  How Voted:
---------------------                           ---------  ----------
1.   Director Nominees Election                 For        For All Nominees
2.   Approval of option exchange program        For        Against
3.   Amend the 2000 incentive plan              For        Against
4.   Ratification of PriceWaterhouseCoopers
     LLP as auditors to serve for fiscal year
     2005                                       For        For
5.
Shareholder Proposals:
6.
7.

NEW ALTERNATIVES FUND, INC.
150 Broadhollow Road Suite 306
Melville, New York 11747
1-800-423-8383 or 631-423-7373

Fund's Investment Company Act file number: 811 - 3278
Fund's name as specified on its charter:   New Alternatives Fund, Inc.
Date of fiscal year end:                   December 31
Date of reporting period:

Name of Security: United Natural Foods, Inc.

Ticker:    UNFI                            Cusip or Sedol Number: 911163103

Rec. Date: 10/04/04                        Meeting Date:          12/01/04

Agenda Item Description

Proxy Item Proposals:                           Mgt Rec.:  How Voted:
---------------------                           ---------  ----------
1.   Director Nominees Election                 For        For All Nominees
2.   To adopt and approve 2004 equity
     incentive plan                             For        Against
3.   To ratify appointment of KPMG LLP as
     accounting firm for fiscal year 2005       For        For
4.
5.
Shareholder Proposals:
6.
7.

NEW ALTERNATIVES FUND, INC.
150 Broadhollow Road Suite 306
Melville, New York 11747
1-800-423-8383 or 631-423-7373

Fund's Investment Company Act file number: 811 - 3278
Fund's name as specified on its charter:   New Alternatives Fund, Inc.
Date of fiscal year end:                   December 31
Date of reporting period:

Name of Security: Commercial Metals Company

Ticker:    CMC                             Cusip or Sedol Number: 201723103

Rec. Date: 11/29/04                        Meeting Date:          01/27/05

Agenda Item Description

Proxy Item Proposals:                           Mgt Rec.:  How Voted:
---------------------                           ---------  ----------
1.   Director Nominees Election                 For        For All Nominees
2.   Amendment to 1999 non-employee Director
     stock option plan to provide grants of
     either options or restricted stock to
     non-employee Directors                     For        Against
3.   To ratify appointment of Deloitte &
     Touche LLP as auditors for fiscal year
     ending August 31, 2005                     For        For
4.
5.
Shareholder Proposals:
6.
7.

NEW ALTERNATIVES FUND, INC.
150 Broadhollow Road Suite 306
Melville, New York 11747
1-800-423-8383 or 631-423-7373

Fund's Investment Company Act file number: 811 - 3278
Fund's name as specified on its charter:   New Alternatives Fund, Inc.
Date of fiscal year end:                   December 31
Date of reporting period:

Name of Security: New Jersey Resources Corporation

Ticker:    NJR                             Cusip or Sedol Number: 646025106

Rec. Date: 12/10/04                        Meeting Date:          01/19/05

Agenda Item Description

Proxy Item Proposals:                           Mgt Rec.:  How Voted:
---------------------                           ---------  ----------
1.   Director Nominees Election                 For        For All Nominees
2.   To approve retention of Deloitte &
     Touche LLP as auditors for fiscal
     year ending September 30, 2005             For        For
3.
4.
5.
Shareholder Proposals:
6.
7.

NEW ALTERNATIVES FUND, INC.
150 Broadhollow Road Suite 306
Melville, New York 11747
1-800-423-8383 or 631-423-7373

Fund's Investment Company Act file number: 811 - 3278
Fund's name as specified on its charter:   New Alternatives Fund, Inc.
Date of fiscal year end:                   December 31
Date of reporting period:

Name of Security: The Laclede Group, Inc.

Ticker:    LG                              Cusip or Sedol Number: 505597104

Rec. Date: 12/01/04                        Meeting Date:          01/27/05

Agenda Item Description

Proxy Item Proposals:                           Mgt Rec.:  How Voted:
---------------------                           ---------  ----------
1.   Director Nominees Election                 For        For All Nominees
2.   Rafification of Deloitte & Touche LLP
     as independent auditors                    For        For
3.
4.
5.
Shareholder Proposals:
6.
7.

NEW ALTERNATIVES FUND, INC.
150 Broadhollow Road Suite 306
Melville, New York 11747
1-800-423-8383 or 631-423-7373

Fund's Investment Company Act file number: 811 - 3278
Fund's name as specified on its charter:   New Alternatives Fund, Inc.
Date of fiscal year end:                   December 31
Date of reporting period:

Name of Security: Atmos Energy Corporation

Ticker:    ATO                             Cusip or Sedol Number: 049560105

Rec. Date: 12/15/04                        Meeting Date:          02/09/05

Agenda Item Description

Proxy Item Proposals:                           Mgt Rec.:  How Voted:
---------------------                           ---------  ----------
1.   Director Nominees Election                 For
2.   Approval of amendment to increase
     number of common stock shares to
     200,000,000 from 1,000,000,000             For        For
3.
4.
5.
Shareholder Proposals:
6.
7.

NEW ALTERNATIVES FUND, INC.
150 Broadhollow Road Suite 306
Melville, New York 11747
1-800-423-8383 or 631-423-7373

Fund's Investment Company Act file number: 811 - 3278
Fund's name as specified on its charter:   New Alternatives Fund, Inc.
Date of fiscal year end:                   December 31
Date of reporting period:

Name of Security: WGL Holdings, Inc.

Ticker:    WGL                             Cusip or Sedol Number: 92924F106

Rec. Date: 01/04/05                        Meeting Date:          02/23/05

Agenda Item Description

Proxy Item Proposals:                           Mgt Rec.:  How Voted:
---------------------                           ---------  ----------
1.   Director Nominees Election                 For        For
2.   Ratification of Deloitte & Touche LLP
     as auditors for the fiscal year 2005       For        For
Shareholder Proposals:
3.   Re: cumulative voting                      Against    Abstain

NEW ALTERNATIVES FUND, INC.
150 Broadhollow Road Suite 306
Melville, New York 11747
1-800-423-8383 or 631-423-7373

Fund's Investment Company Act file number: 811 - 3278
Fund's name as specified on its charter:   New Alternatives Fund, Inc.
Date of fiscal year end:                   December 31
Date of reporting period:

Name of Security: Piedmont Natural Gas Company, Inc.

Ticker:    PNY                             Cusip or Sedol Number: 720186105

Rec. Date: 01/12/05                        Meeting Date:          03/04/05

Agenda Item Description

Proxy Item Proposals:                           Mgt Rec.:  How Voted:
---------------------                           ---------  ----------
1.   Director Nominees Election                 For        For
2.   Ratification of Deloitte & Touche LLP as
     independent auditors                       For        For
3.
4.
5.
Shareholder Proposals:
6.
7.

NEW ALTERNATIVES FUND, INC.
150 Broadhollow Road Suite 306
Melville, New York 11747
1-800-423-8383 or 631-423-7373

Fund's Investment Company Act file number: 811 - 3278
Fund's name as specified on its charter:   New Alternatives Fund, Inc.
Date of fiscal year end:                   December 31
Date of reporting period:

Name of Security: FuelCell Energy, Inc

Ticker:    FCEL                            Cusip or Sedol Number: 35952H106

Rec. Date: 02/08/05                        Meeting Date:          03/29/05

Agenda Item Description

Proxy Item Proposals:                           Mgt Rec.:  How Voted:
---------------------                           ---------  ----------
1.   Director Nominees Election                 For        For All Except
                                                           05-Thomas L. Kempner
                                                           07-Jerry D. Leitman
2.
3.
4.
5.
Shareholder Proposals:
6.
7.

NEW ALTERNATIVES FUND, INC.
150 Broadhollow Road Suite 306
Melville, New York 11747
1-800-423-8383 or 631-423-7373

Fund's Investment Company Act file number: 811 - 3278
Fund's name as specified on its charter:   New Alternatives Fund, Inc.
Date of fiscal year end:                   December 31
Date of reporting period:

Name of Security: Equitable Resources, Inc.

Ticker:    EQT                             Cusip or Sedol Number: 294549100

Rec. Date: 02/14/05                        Meeting Date:          04/13/05

Agenda Item Description

Proxy Item Proposals:                           Mgt Rec.:  How Voted:
---------------------                           ---------  ----------
1B.  Director Nominees Election                 For        For
1A.  Election of Director-term expiring 2007
     Nominee: Vicky A. Bailey                   For        For
2.   Ratify Ernst & Young LLP as independent
     registered public accountants              For        For
4.
5.
Shareholder Proposals:
6.
7.

NEW ALTERNATIVES FUND, INC.
150 Broadhollow Road Suite 306
Melville, New York 11747
1-800-423-8383 or 631-423-7373

Fund's Investment Company Act file number: 811 - 3278
Fund's name as specified on its charter:   New Alternatives Fund, Inc.
Date of fiscal year end:                   December 31
Date of reporting period:

Name of Security: Baldor Electric Company

Ticker:    BEZ                             Cusip or Sedol Number: 057741100

Rec. Date: 03/02/05                        Meeting Date:          04/16/05

Agenda Item Description

Proxy Item Proposals:                           Mgt Rec.:  How Voted:
---------------------                           ---------  ----------
1.   Director Nominees Election                 For        For
2.
3.
4.
5.
Shareholder Proposals:
6.
7.

NEW ALTERNATIVES FUND, INC.
150 Broadhollow Road Suite 306
Melville, New York 11747
1-800-423-8383 or 631-423-7373

Fund's Investment Company Act file number: 811 - 3278
Fund's name as specified on its charter:   New Alternatives Fund, Inc.
Date of fiscal year end:                   December 31
Date of reporting period:

Name of Security: Canadian Hydro Developers, Inc.

Ticker:    KHD.TO                          Cusip or Sedol Number: 2175229

Rec. Date: 02/17/05                        Meeting Date:          04/19/05

Agenda Item Description

Proxy Item Proposals:                           Mgt Rec.:  How Voted:
---------------------                           ---------  ----------
1.   Director Nominees Election                 For        For
2.   Ratification of Deloitte & Touche LLP as
     auditors                                   For        For
3.   Amendment to Stock Option Plan             For        Against
4.
5.
Shareholder Proposals:
6.
7.

NEW ALTERNATIVES FUND, INC.
150 Broadhollow Road Suite 306
Melville, New York 11747
1-800-423-8383 or 631-423-7373

Fund's Investment Company Act file number: 811 - 3278
Fund's name as specified on its charter:   New Alternatives Fund, Inc.
Date of fiscal year end:                   December 31
Date of reporting period:

Name of Security: South Jersey Industries, Inc.

Ticker:    SJI                             Cusip or Sedol Number: 838518108

Rec. Date: 02/25/05                        Meeting Date:          04/21/05

Agenda Item Description

Proxy Item Proposals:                           Mgt Rec.:  How Voted:
---------------------                           ---------  ----------
1.   Director Nominees Election                 For        For
2.   To approve a proposal to amend
     certificate of incorporation to increase
     number of shares of common stock from 20
     million to 60 million shares to among
     other things permit a stock split          For        For
3.   To approve amendment and restatement of
     1997 stock-based compensation plan to,
     among other things, increase the number
     of shares authorized under plan extend
     term and permit non-employee directors
     to participate in plan                     For        Abstain
4.   To approve appointment of Deloitte &
     Touche LLP as auditors for 2005            For        For
5.
Shareholder Proposals:
6.
7.

NEW ALTERNATIVES FUND, INC.
150 Broadhollow Road Suite 306
Melville, New York 11747
1-800-423-8383 or 631-423-7373

Fund's Investment Company Act file number: 811 - 3278
Fund's name as specified on its charter:   New Alternatives Fund, Inc.
Date of fiscal year end:                   December 31
Date of reporting period:

Name of Security: Praxair, Inc.

Ticker:    PX                              Cusip or Sedol Number: 74005P104

Rec. Date: 03/01/05                        Meeting Date:          04/26/05

Agenda Item Description

Proxy Item Proposals:                           Mgt Rec.:  How Voted:
---------------------                           ---------  ----------
1.   Director Nominees Election                 For        For
2.   Proposal to approve a non-employee
     director's equity compensation plan        For        Abstain
3.   Proposal to ratify the appointment of
     the independent auditor                    For        For
4.
5.
Shareholder Proposals:
6.
7.

NEW ALTERNATIVES FUND, INC.
150 Broadhollow Road Suite 306
Melville, New York 11747
1-800-423-8383 or 631-423-7373

Fund's Investment Company Act file number: 811 - 3278
Fund's name as specified on its charter:   New Alternatives Fund, Inc.
Date of fiscal year end:                   December 31
Date of reporting period:

Name of Security: Badger Meter, Inc.

Ticker:    ASE                             Cusip or Sedol Number: 056525108

Rec. Date: 02/28/05                        Meeting Date:          04/29/05

Agenda Item Description

Proxy Item Proposals:                           Mgt Rec.:  How Voted:
---------------------                           ---------  ----------
1.   Director Nominees Election                 For        For All Nominees
2.   Approval of the Badger Meter, Inc.
     2005 restricted stock plan                 For        Against
3.
4.
5.
Shareholder Proposals:
6.
7.

NEW ALTERNATIVES FUND, INC.
150 Broadhollow Road Suite 306
Melville, New York 11747
1-800-423-8383 or 631-423-7373

Fund's Investment Company Act file number: 811 - 3278
Fund's name as specified on its charter:   New Alternatives Fund, Inc.
Date of fiscal year end:                   December 31
Date of reporting period:

Name of Security: Engelhard Corporation

Ticker:    EC                              Cusip or Sedol Number: 292845104

Rec. Date: 03/15/05                        Meeting Date:          05/05/05

Agenda Item Description

Proxy Item Proposals:                           Mgt Rec.:  How Voted:
---------------------                           ---------  ----------
1.   Director Nominees Election                 For        For All Nominees
2.   Ratification of Ernst & Young LLP as
     public accounting firm                     For        For
3.
4.
5.
Shareholder Proposals:
6.
7.

NEW ALTERNATIVES FUND, INC.
150 Broadhollow Road Suite 306
Melville, New York 11747
1-800-423-8383 or 631-423-7373

Fund's Investment Company Act file number: 811 - 3278
Fund's name as specified on its charter:   New Alternatives Fund, Inc.
Date of fiscal year end:                   December 31
Date of reporting period:

Name of Security: Ormat Technologies, Inc.

Ticker:    ORA                             Cusip or Sedol Number: 686688102

Rec. Date: 03/28/05                        Meeting Date:          05/09/05

Agenda Item Description

Proxy Item Proposals:                           Mgt Rec.:  How Voted:
---------------------                           ---------  ----------
1.   Director Nominees Election                 For        For All Nominees
2.   Ratification selection of
     Pricewaterhousecoopers LLP as
     independent auditors for fiscal year
     ending December 31, 2005                   For        For
3.
4.
5.
Shareholder Proposals:
6.
7.

NEW ALTERNATIVES FUND, INC.
150 Broadhollow Road Suite 306
Melville, New York 11747
1-800-423-8383 or 631-423-7373

Fund's Investment Company Act file number: 811 - 3278
Fund's name as specified on its charter:   New Alternatives Fund, Inc.
Date of fiscal year end:                   December 31
Date of reporting period:

Name of Security: Puget Energy, Inc.

Ticker:    PSD                             Cusip or Sedol Number: 745310102

Rec. Date: 03/11/05                        Meeting Date:          05/10/05

Agenda Item Description

Proxy Item Proposals:                           Mgt Rec.:  How Voted:
---------------------                           ---------  ----------
1.   Director Nominees Election                 For        For All Nominees
2.   Approval of long-term incentive plan       For        Against
3.   Approval of non-employee Director
     stock plan                                 For        Against
4.   Ratification of PriceWaterhouseCoopers
     LLP as registered accounting firm for
     fiscal year 2005                           For        For
5.
Shareholder Proposals:
6.
7.

NEW ALTERNATIVES FUND, INC.
150 Broadhollow Road Suite 306
Melville, New York 11747
1-800-423-8383 or 631-423-7373

Fund's Investment Company Act file number: 811 - 3278
Fund's name as specified on its charter:   New Alternatives Fund, Inc.
Date of fiscal year end:                   December 31
Date of reporting period:

Name of Security: Caraustar Industries, Inc.

Ticker:    CSAR                            Cusip or Sedol Number: 140909102

Rec. Date: 03/11/05                        Meeting Date:          05/18/05

Agenda Item Description

Proxy Item Proposals:                           Mgt Rec.:  How Voted:
---------------------                           ---------  ----------
1.   Director Nominees Election                 For        For All Nominees
2.   Proposal to approve amendment of
     company's long term equity incentive
     plan to allow director participation       For        Against
3.   Proposal to ratify selection of
     Deloitte & Touche LLP as independent
     public accountants                         For        For
4.
5.
Shareholder Proposals:
6.
7.

NEW ALTERNATIVES FUND, INC.
150 Broadhollow Road Suite 306
Melville, New York 11747
1-800-423-8383 or 631-423-7373

Fund's Investment Company Act file number: 811 - 3278
Fund's name as specified on its charter:   New Alternatives Fund, Inc.
Date of fiscal year end:                   December 31
Date of reporting period:

Name of Security: Plug Power

Ticker:    PLUG                            Cusip or Sedol Number: 72919P103

Rec. Date: 03/24/05                        Meeting Date:          05/18/05

Agenda Item Description

Proxy Item Proposals:                           Mgt Rec.:  How Voted:
---------------------                           ---------  ----------
1.   Director Nominees Election                 For        Withhold Number Three
2.
3.
4.
5.
Shareholder Proposals:
6.
7.

NEW ALTERNATIVES FUND, INC.
150 Broadhollow Road Suite 306
Melville, New York 11747
1-800-423-8383 or 631-423-7373

Fund's Investment Company Act file number: 811 - 3278
Fund's name as specified on its charter:   New Alternatives Fund, Inc.
Date of fiscal year end:                   December 31
Date of reporting period:

Name of Security: Idacorp, Inc.

Ticker:    IDA                             Cusip or Sedol Number: 451107106

Rec. Date: 03/31/05                        Meeting Date:          05/19/05

Agenda Item Description

Proxy Item Proposals:                           Mgt Rec.:  How Voted:
---------------------                           ---------  ----------
1.   Director Nominees Election                 For        Withhold Number One
2.   Ratification of Deloitte & Touche LLP as
     accounting  firm for fiscal year ending
     2005                                       For        For
3.   To reapprove material terms of
     performance goals under 2000 long-term
     incentive and compensation plan            For        Against
4.   To approve 2000 long-term incentive and
     compensation as amended including
     authorization of additional shares         For        Against
5.
Shareholder Proposals:
6.
7.

NEW ALTERNATIVES FUND, INC.
150 Broadhollow Road Suite 306
Melville, New York 11747
1-800-423-8383 or 631-423-7373

Fund's Investment Company Act file number: 811 - 3278
Fund's name as specified on its charter:   New Alternatives Fund, Inc.
Date of fiscal year end:                   December 31
Date of reporting period:

Name of Security: Aqua America, Inc.

Ticker:    WTR                             Cusip or Sedol Number: 03836W103

Rec. Date: 03/28/05                        Meeting Date:          05/19/05

Agenda Item Description

Proxy Item Proposals:                           Mgt Rec.:  How Voted:
---------------------                           ---------  ----------
1.   Director Nominees Election                 For        For All Nominees
2.
3.
4.
5.
Shareholder Proposals:
6.
7.

NEW ALTERNATIVES FUND, INC.
150 Broadhollow Road Suite 306
Melville, New York 11747
1-800-423-8383 or 631-423-7373

Fund's Investment Company Act file number: 811 - 3278
Fund's name as specified on its charter:   New Alternatives Fund, Inc.
Date of fiscal year end:                   December 31
Date of reporting period:

Name of Security: Keyspan Corporation

Ticker:    KSE                             Cusip or Sedol Number: 49337W100

Rec. Date: 03/22/05                        Meeting Date:          05/20/05

Agenda Item Description

Proxy Item Proposals:                           Mgt Rec.:  How Voted:
---------------------                           ---------  ----------
1.   Director Nominees Election                 For        For All Nominees
2.   Ratification of Deloitte & Touche LLP as
     accountants                                For        For
3.
4.
5.
Shareholder Proposals:
6.
7.

NEW ALTERNATIVES FUND, INC.
150 Broadhollow Road Suite 306
Melville, New York 11747
1-800-423-8383 or 631-423-7373

Fund's Investment Company Act file number: 811 - 3278
Fund's name as specified on its charter:   New Alternatives Fund, Inc.
Date of fiscal year end:                   December 31
Date of reporting period:

Name of Security: SunOpta Inc.

Ticker:    STKL                            Cusip or Sedol Number: 8676EP108

Rec. Date: 03/31/05                        Meeting Date:          05/24/05

Agenda Item Description

Proxy Item Proposals:                           Mgt Rec.:  How Voted:
---------------------                           ---------  ----------
1.   Director Nominees Election                 For        Withhold Number Three
2.   Appointment of PriceWaterhouseCoopers
     LLP as auditors for 2005 and to
     authorize Directors to fix their
     renumeration                               For        For
3.
4.
5.
Shareholder Proposals:
6.
7.

NEW ALTERNATIVES FUND, INC.
150 Broadhollow Road Suite 306
Melville, New York 11747
1-800-423-8383 or 631-423-7373

Fund's Investment Company Act file number: 811 - 3278
Fund's name as specified on its charter:   New Alternatives Fund, Inc.
Date of fiscal year end:                   December 31
Date of reporting period:

Name of Security: Kadant Inc.

Ticker:    KAI                             Cusip or Sedol Number: 48282T104

Rec. Date: 04/21/05                        Meeting Date:          06/07/05

Agenda Item Description

Proxy Item Proposals:                           Mgt Rec.:  How Voted:
---------------------                           ---------  ----------
1.   Director Nominees Election                 For        For All Nominees
2.
3.
4.
5.
Shareholder Proposals:
6.
7.

NEW ALTERNATIVES FUND, INC.
150 Broadhollow Road Suite 306
Melville, New York 11747
1-800-423-8383 or 631-423-7373

Fund's Investment Company Act file number: 811 - 3278
Fund's name as specified on its charter:   New Alternatives Fund, Inc.
Date of fiscal year end:                   December 31
Date of reporting period:

Name of Security: Kyocera Corporation

Ticker:    KYO                             Cusip or Sedol Number: 501556203

Rec. Date: 03/31/05                        Meeting Date:          06/28/05

Agenda Item Description

Proxy Item Proposals:                           Mgt Rec.:  How Voted:
---------------------                           ---------  ----------
3.   Director Nominees Election                 For        For
1.   Approval of proposed appropriation of
     retained earnings for fiscal 2005          For        For
2.   Approval of amendments of articles of
     incorporation                              For        Abstain
4.   Election of two corporate auditors         For        For
5.   Approval of payment of retirement
     allowance to a retiring director           For        Abstain
6.   Approval of payment of retirement
     allowances to a retiring corporate
     auditor                                    For        Abstain
7.   Approval of revision of amount of
     renumeration to directors                  For        Abstain
8.   Approval of issuance of stock
     acquisition rights for granting stock
     options                                    For        Abstain
Shareholder Proposals:
6.
7.

NEW ALTERNATIVES FUND, INC.
150 Broadhollow Road Suite 306
Melville, New York 11747
1-800-423-8383 or 631-423-7373

Fund's Investment Company Act file number: 811 - 3278
Fund's name as specified on its charter:   New Alternatives Fund, Inc.
Date of fiscal year end:                   December 31
Date of reporting period:

Name of Security: Matsushita Electric Industrial Co., Ltd.

Ticker:    MC                              Cusip or Sedol Number: 576879209

Rec. Date: 03/30/05                        Meeting Date:          06/29/05

Agenda Item Description

Directors:                                      Mgt Rec.:  How Voted:
---------                                       ---------  ----------
2.   Directors recommended nominees             For        For
Proxy Item Proposals:
1.   To approve proposed allocation of profit
     with respect to 98th fiscal period         For        For
3.   To grant condolence and retirement
     allowances to retiring directors for
     their meritorious service                  For        For
Shareholder Proposals:
7.
8.

                             SIGNATURES (FORM N-PX)

Pursuant to the requirements of the Investment Company Act of 1940, the
Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Alternatives Fund, Inc.

By (Signature and Title)*                       /s/
                                                --------------------------------
                                                David J. Schoenwald, President

Date August 3, 2005

*Print the name and title of each signing officer under his or her signature.